20A. Future Minimum rental receivable (Details) (ZHEJIANG JIAHUAN, CNY) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
ZHEJIANG JIAHUAN
Within 1 year	715	680
After 1 year but within 5 years	1,535	2,250
After 5 years	0	0
Total	2,250	2,930